UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [x]; Amendment Number:13F-HR/A
 This Amendment (Check only one.):[x] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  November 23, 1999


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


*Additional Information
This is an initial filing of Form 13F for Greenleaf Asset Management, Inc.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     3,536,330

Form 13F Information Table Value Total:  $131,234,000



List of Other Included Managers:

NONE
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FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

Alcoa, Inc	    com   13817101  278   6700   sh	  sole	  none 		      6700
Allied Signal	    com   19512102  448   9100	 sh	  sole    none                9100
American Home Prods com	  26609107  261   4000   sh	  sole	  none		      4000
American Express Co com	  25816109  555	  4710	 sh	  sole	  none		      4700
Bank One Corp.	    com   6423A103  668	 12130	 sh	  sole	  none		      2230
Bell Atlantic 	    com	  77853109  470	  9110	 sh	  sole	  none		      9110
Bellsouth Corp.	    com	  79860102  495	 12345	 sh	  sole	  none		     12745
Biomet, Inc.	    com	  90613100  470  11200	 sh	  sole	  none		     11200
Bristol Myers Squibbcom	  110122108 1274 19870	 sh	  sole	  none		     19870
Capital One Finl    com	  14040H105 255	  1690	 sh	  sole	  none		      1690
Cisco Sys Inc	    com	  17275R102 948	  8650	 sh	  sole	  none		      8650
Coca Cola Co.	    com	  191216100 347	  5648	 sh	  sole	  none		      5648
Compaq Computer     com	  204493100 570	 18000	 sh	  sole	  none		     18000
Daimlerchrysler AG  ord   D1668R123 369	  4298	 sh	  sole	  none		      4298
Disney Walt Co	    com	  254687106 403  12950	 sh	  sole	  none		     12950
Duke Realty Invt    com	  264411505 413  19210	 sh	  sole	  none		     19210
Federal Natl Mtg    com	  313586109 582   8400	 sh	  sole	  none		      8400
First Un Corp	    com	  337358105 219	  4100	 sh	  sole	  none		      4100
Ford Mtr Co Del	    com	  345370100 387   6829	 sh	  sole	  none		      6829
General Elec Co.    com	  369604103 1604 14498	 sh	  sole	  none		     14498
GTE Corp	    com	  362320103 256   4225	 sh	  sole	  none		      4225
Huntington Bancsharecom	  446150104 218   7044	 sh	  sole	  none		      7044
Intel Corp	    com	  458140100 642	  5400	 sh	  sole	  none		      5400
Intl Paper Co	    com	  460146103 327	  7750	 sh	  sole	  none		      7750
Johnson & Johnson   com	  478160104 601	  6431	 sh	  sole	  none		      6431
McDonalds Corp.     com	  580135101 970	 21400	 sh	  sole	  none		     21400
MCI Worldcom Inc.   com	  55268B106 248   2800	 sh	  sole	  none		      2800
Merck & Co. Inc.    com	  589331107 1029 12840	 sh	  sole	  none		     12840
Miller Herman Inc.  com	  600544100 308  16900	 sh	  sole	  none		     16900
Morgan JP & Co Inc. com	  616880100 542	  4400	 sh	  sole	  none		      4400
National City Corp  com	  635405103 1711 25776	 sh	  sole	  none		     25776
Pharmacia & Upjohn  com	  716941109 8497 136217	 sh	  sole	  none		    136217
Procter & Gamble Co com	  742718109 397	  4050	 sh	  sole	  none		      4050
Sara Lee Corp	    com	  803111103 540	 21804	 sh	  sole	  none		     21804
Schering Plough Corpcom	  806605101 1414 25600	 sh	  sole	  none		     25600
SBC Communications  com	  78387G103 176	  3738	 sh	  sole	  none		      3738
Softech Inc.        com	  834021107 3195 1277948 sh	  sole	  none		   1277948
SPDR TR	      unit ser1	  78462F103 16682 129950 sh	  sole	  none		    129950
Stryker Corp	    com	  863667101 79610 1578399sh	  sole	  none		   1578399
Sun Microsystems Inccom	  866810104 1176  9400	 sh	  sole	  none		      9400
Union Carbide Corp  com	  905581104 364	  8050	 sh	  sole	  none		      8050
Wal Mart Stores Inc com	  931142103 456	  4945	 sh	  sole	  none		      4945
Exxon Corp.	    com	  302290101 579   8200	 sh	  sole	  none		      8200
2002 Target Term Tr com	  90210103  280  19625	 sh	  sole	  none		     19625
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